As filed with the Securities and Exchange Commission on October 19, 2018

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐                      Immediately upon filing pursuant to paragraph (b)

☒                    On November 19, 2018 pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a)(1)

☐                      On [date] pursuant to paragraph (a)(1)

☐                      75 days after filing pursuant to paragraph (a)(2)

☐                      On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until November 19, 2018, the effectiveness of Post-Effective Amendment No. 20 to the Registration Statement as it relates to The Japan Equity Growth Fund which was filed pursuant to Rule 485(a) under the Securities Act on May 8, 2018 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the 1933 Act, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Edinburgh, Scotland on the 19th day of October, 2018.

BAILLIE GIFFORD FUNDS

By:	/s/ Gareth Griffiths
Name:	Gareth Griffiths
Title:	Secretary

Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Howard W. Chin*	Trustee	October 19, 2018
Howard W. Chin

/s/ Pamela M. J. Cox*	Trustee	October 19, 2018
Pamela M. J. Cox

/s/ Bruce C. Long*	Trustee	October 19, 2018
Bruce C. Long

/s/ Robert E. Rigsby*	Trustee	October 19, 2018
Robert E. Rigsby

/s/ David W. Salter*	Trustee & President (Principal Executive Officer)	October 19, 2018
David W. Salter

/s/ Lindsay Cockburn	Treasurer (Principal Financial and Accounting Officer)	October 19, 2018
Lindsay Cockburn

*By:	/s/ Gareth Griffiths
Gareth Griffiths**
Date: October 19, 2018

**          Attorney-in-Fact pursuant to a Power of Attorney for Howard W. Chin, Pamela M.J. Cox, Bruce C. Long and Robert E. Rigsby executed on March 15, 2018 and filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement of the Trust on Form N-1A filed on April 30, 2018 and pursuant to a Power of Attorney for David W. Salter executed on March 15, 2018 and filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement of the Trust on Form N-1A filed on April 30, 2018.